Borrowings (Tables)	6 Months Ended
Jun. 30, 2020
Borrowings
Schedule of borrowings

	December 31, 2019	June 30, 2020
Amounts due within one year	268,090	477,890
Less: unamortized deferred loan/bond issuance costs	(12,668)	(12,690)
Borrowings, current portion	255,422	465,200
Amounts due after one year	2,930,221	2,946,552
Less: unamortized premium	1,457	1,128
Less: unamortized deferred loan/bond issuance costs	(39,705)	(39,838)
Borrowings, non-current portion	2,891,973	2,907,842
Total	3,147,395	3,373,042